Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2023
Contract with Customer, Asset and Liability [Table Text Block]
Contracts with customers and disaggregation of revenues
in	2023	2022	2021
Contracts with customers (CHF million)
Investment and portfolio management	2,478	3,028	3,401
Other securities business	67	61	61
Underwriting	90	560	2,560
Brokerage	1,280	2,264	3,087
Other services	775	1,566	2,244
Total revenues from contracts with customers	4,690	7,479	11,353

Revenue from External Customers by Products and Services [Table Text Block]
Contract balances
end of	2023	2022
Contract balances (CHF million)
Contract receivables	457	686
Contract liabilities	47	54
Contract balances
in	4Q23	3Q23	2Q23	1Q23
Revenue recognized (CHF million)
Revenue recognized in the reporting period included in the contract liabilities balance at the beginning of period	29	(17)	7	10